Other Accounts Payable - Schedule of Other Accounts Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other Accounts Payable [Abstract]
Employees and payroll accruals	$ 7,869	$ 4,543
Accrued vacation pay	1,926	1,489
Government authorities	6,726	6,028
Accrued expenses	10,308	24,746
Current liability of government grants	240	270
Deferred revenues	896	680
Legal provision	11,722
Other	3,481	1,718
Total other accounts payable	$ 43,168	$ 39,474